SUPPLEMENT TO THE

FIDELITY® STOCK SELECTOR

A Fund of Fidelity Capital Trust

December 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 11.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 11.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information replaces similar information found in the "Portfolio Transactions" section on page 12.

For the fiscal periods ended October 31, 2002 and 2001, the fund's portfolio turnover rates were 255% and 137%, respectively. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

The following information replaces similar information found in the "Performance" section on page 14.

The fund may compare its return to the record of the S&P 500, the Dow Jones Industrial AverageSM  (DJIASM ), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons would show how the fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively. The fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.

FSSB-03-02 August 14, 2003
1.782317.101

The following information supplements the similar information in the "Management Contract" section beginning on page 23.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

SUPPLEMENT TO THE
FIDELITY® CAPITAL APPRECIATION FUND

A Fund of Fidelity Capital Trust

December 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 11.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 11.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information supplements the similar information in the "Management Contract" section on page 25.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

CAFB-03-02 August 14, 2003
1.720111.107

SUPPLEMENT TO THE

FIDELITY® DISCIPLINED EQUITY FUND
FIDELITY FOCUSED STOCK FUND

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 26, 2002

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 12.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 12.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information supplements the similar information in the "Management Contracts" section on page 29.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

QNTB-03-02 August 14, 2003
1.477207.108

SUPPLEMENT TO THE

FIDELITY® SMALL CAP INDEPENDENCE FUND

A Fund of Fidelity Capital Trust

December 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 11.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 11.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information supplements the similar information in the "Management Contract" section beginning on page 51.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

SCSB-03-02 August 14, 2003
1.717307.104

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

SUPPLEMENT TO THE

FIDELITY® VALUE FUND

A Fund of Fidelity Capital Trust

December 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 11.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 11.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

The following information supplements the similar information in the "Management Contract" section beginning on page 23.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

VALB-03-02 August 14, 2003
1.717657.109